Accounts Receivable, Net (Details) - Schedule of Movement of Allowance for Doubtful Accounts - CNY (¥) ¥ in Thousands	6 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Schedule of Movement of Allowance For Doubtful Accounts [Abstract]
Balance at beginning of period	¥ 136	¥ 126
Additions for the period
Written off for the period
Foreign currency translation difference	6	15
Balance at the end of period	¥ 142	¥ 141